16 Cash and cash equivalents and cash flow supporting notes (Details Narrative)	1 Months Ended
Oct. 31, 2019 shares
Warrant [Member]
CashAndCashEquivalentsAndCashFlowSupportingNotesLineItems [Line Items]
Number of warrants issued	1,100